PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 105,899	$ 117,389
Accumulated depreciation	89,447	101,757
Property and equipment, net	16,452	15,632
Depreciation	7,716	7,868	$ 8,276
Property plant and equipment reduction to cost and accumulated depreciation	20,200	21,700
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	90,558	97,450
Accumulated depreciation	76,838	85,213
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,428	12,244
Accumulated depreciation	8,182	10,350
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,913	7,695
Accumulated depreciation	$ 4,427	$ 6,194